Goodwill and Other Intangible Assets - Amortization Expense of Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Estimated Future Amortization Expense Related to Intangible Assets, Fiscal Year Maturity [Abstract]
2013	$ 47.2
2014	42.6
2015	39.9
2016	38.0
2017	36.5
Thereafter	115.0
Intangible Assets, Net Carrying Amount	$ 319.2